Huber Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 94.21%	Value
	Aerospace & Defense - 0.74%
162,258	CPI Aerostructures, Inc. (a)	$369,948

	Apparel & Textile Products - 0.50%
2,705	Carter's, Inc.	251,890

	Asset Management - 2.14%
4,081	Virtus Investment Partners, Inc.	1,067,916

	Automotive - 3.24%
51,410	Miller Industries, Inc.	1,617,873

	Banking - 19.34%
32,570	Atlantic Capital Bancshares, Inc. (a)	981,009
12,614	C&F Financial Corp.	645,458
37,216	Capstar Financial Holdings, Inc.	798,283
177,559	Carter Bankshares, Inc. (a)	2,732,633
12,541	First Bancorp	550,675
2,683	First Citizens BancShares, Inc. - Class A	2,090,272
79,279	First Horizon Corp.	1,356,464
11,653	Northrim BanCorp, Inc.	512,033
		9,666,827
	Chemicals - 4.48%
24,088	Innospec, Inc.	2,239,220

	Commercial Support Services - 0.92%
20,100	H&R Block, Inc.	459,486

	Consumer Services - 5.06%
59,984	Rent-A-Center, Inc.	2,528,326

	Containers & Packaging - 0.38%
2,688	UFP Technologies, Inc. (a)	190,741

	Electric Utilities - 2.37%
2,226	Black Hills Corp.	150,789
19,704	Portland General Electric Co.	1,035,248
		1,186,037
	Entertainment Content - 4.48%
153,500	Lions Gate Entertainment Corp. - Class B (a) (c)	2,238,030

	Health Care Facilities & Services - 4.65%
57,208	Hanger, Inc. (a)	1,037,181
36,900	Select Medical Holdings Corp.	857,187
5,801	Tenet Healthcare Corp. (a)	429,970
		2,324,338
	Home Construction - 0.86%
13,949	Taylor Morrison Home Corp. (a)	428,095

	Industrial Intermediate Products - 0.31%
10,413	L.B. Foster Co. - Class A (a)	157,445

	Insurance - 3.35%
67,244	CNO Financial Group, Inc.	1,677,065

	Leisure Facilities & Services - 1.15%
47,354	Boston Pizza Royalties Income Fund (b)	574,439

	Leisure Products - 2.59%
147,266	JAKKS Pacific, Inc. (a)	1,295,941

	Medical Equipment & Devices - 2.81%
10,220	CONMED Corp.	1,406,068

	Metals & Mining - 0.96%
43,537	Sprott Physical Uranium Trust (a) (b)	482,926

	Oil & Gas Producers - 6.20%
181,238	Golar LNG Ltd. (a)	2,600,765
6,800	Gulfport Energy Operating Corp. (a)	445,060
12,700	W&T Offshore, Inc. (a)	54,356
		3,100,181
	Oil & Gas Services & Equipment - 4.44%
138,475	CSI Compressco LP	195,250
690,298	TETRA Technologies, Inc. (a)	2,022,573
		2,217,823
	Paper - 1.25%
51,300	Mercer International, Inc.	623,295

	Retail - Discretionary - 2.87%
54,200	Gap, Inc.	979,394
34,700	Tilly's, Inc. - Class A	457,346
		1,436,740
	Specialty Finance - 3.43%
42,633	Enova International, Inc. (a)	1,717,257

	Technology Hardware - 5.27%
113,062	Comtech Telecommunications Corp.	2,298,550
1,619	F5 Networks, Inc. (a)	336,137
		2,634,687
	Technology Services - 10.42%
84,897	KBR, Inc.	3,684,530
18,610	Science Applications International Corp.	1,526,578
		5,211,108
	TOTAL COMMON STOCKS (Cost $31,295,326)	47,103,702

	REIT - 2.58%
	REIT: Industrial - 2.58%
16,937	Granite Real Estate Investment Trust	1,290,091
	TOTAL REIT (Cost $494,086)	1,290,091

	MONEY MARKET FUNDS - 3.20%
799,618	First American Government Obligations Fund, Institutional Class, 0.03% (d)	799,618
799,617	First American Treasury Obligations Fund, Institutional Class, 0.01% (d)	799,617
	TOTAL MONEY MARKET FUNDS (Cost $1,599,235)	1,599,235

	Total Investments in Securities (Cost $33,388,647) - 99.99%	49,993,028
	Other Assets in Excess of Liabilities - 0.01%	3,491
	NET ASSETS - 100.00%	$49,996,519

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of January 31, 2022.

Huber Small Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Huber Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$2,238,030	$-	$-	$2,238,030
Consumer Discretionary	8,133,303	-	-	8,133,303
Energy	5,318,004	-	-	5,318,004
Financials	14,129,065	-	-	14,129,065
Health Care	3,730,406	-	-	3,730,406
Industrials	986,879	-	-	986,879
Materials	3,536,182	-	-	3,536,182
Technology	7,845,795	-	-	7,845,795
Utilities	1,186,038	-	-	1,186,038
Total Common Stocks	47,103,702	-	-	47,103,702
REIT	1,290,091	-	-	1,290,091
Money Market Funds	1,599,235	-	-	1,599,235
Total Investments in Securities	$49,993,028	$-	$-	$49,993,028

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.